CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Class A ordinary shares Common stock CNY (¥) shares	Class B ordinary shares Common stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Shareholders' Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Opening Balance at Jun. 30, 2020		¥ 4,577,233		¥ 282,505,455	¥ 4,148,929	¥ (184,027,586)	¥ 2,825,731	¥ 110,029,762	¥ 10,614,526	¥ 120,644,288	$ 16,637,609
Opening Balance (in shares) at Jun. 30, 2020	[1]	7,202,832
Capital contribution in non-controlling interests									50,000	50,000	6,895
Step acquisition of FGS									34,790,000	34,790,000	4,797,760
Capital contribution receivable due from non-controlling Interest									(50,000,000)	(50,000,000)	(6,895,315)
Stock issuance		¥ 3,579,783		77,511,358				81,091,141		81,091,141	11,182,980
Stock issuance (in shares)	[1]	6,014,102
Stock issuance for warrants exercised		¥ 1,563,589		19,566,446				21,130,035		21,130,035	2,913,965
Stock issuance for warrants exercised (in shares)	[1]	2,591,112
Proceeds from Pre-founded warrants		¥ 791,658		29,484,911				30,276,569		30,276,569	4,175,330
Proceeds from Pre-founded warrants (in shares)	[1]	1,330,000
Issuance of common share in exchange of shares of Starry, net of issuance costs		¥ 187,133		27,488,317				27,675,450		27,675,450	3,816,619
Issuance of common share in exchange of shares of Starry, net of issuance costs (in shares)	[1]	316,345
Restricted shares issued for management		¥ 112,839		6,027,198				6,140,037		6,140,037	846,750
Restricted shares issued for management (in shares)	[1]	188,662
Stock issuance for convertible notes redemption		¥ 5,528,591		36,907,078				42,435,669		42,435,669	5,852,146
Stock issuance for convertible notes redemption (in shares)	[1]	9,225,338
Net income (loss) for the period						(22,832,734)		(22,832,734)	(3,034,094)	(25,866,828)	(3,567,199)
Foreign currency translation adjustment							(850,895)	(850,895)		(850,895)	(117,344)
Ending Balance at Jun. 30, 2021		¥ 16,340,826		479,490,763	4,148,929	(206,860,320)	1,974,836	295,095,034	(7,579,568)	287,515,466	39,650,196
Ending Balance (in shares) at Jun. 30, 2021	[1]	26,868,391
Capital contribution in non-controlling interests									1,130,000	1,130,000	155,834
Restricted shares issued for services		¥ 911,760		8,024,159				8,935,919		8,935,919	1,232,320
Restricted shares issued for services (in shares)	[1]	1,550,000
Stock issuance for Pre-founded warrants		¥ 859,413		(766,092)				93,321		93,321	12,870
Stock issuance for Pre-founded warrants (in shares)	[1]	1,470,000
Cancellation of ordinary shares issued to Starry Lab		¥ (187,133)		(27,488,317)				(27,675,450)		(27,675,450)	(3,816,619)
Cancellation of ordinary shares issued to Starry Lab (in shares)	[1]	(316,345)
Restricted shares issued for management		¥ 76,804	¥ 2,408,498	36,778,183				39,263,485		39,263,485	5,414,682
Restricted shares issued for management (in shares)	[1]	128,672	4,100,000
Net income (loss) for the period						95,586,795		95,586,795	(1,297,400)	94,289,395	13,003,100
Foreign currency translation adjustment							9,332,625	9,332,625		9,332,625	1,287,028
Ending Balance at Jun. 30, 2022		¥ 18,001,670	¥ 2,408,498	496,038,696	4,148,929	(111,273,525)	11,307,461	420,631,729	(7,746,968)	412,884,761	56,939,411
Ending Balance (in shares) at Jun. 30, 2022	[1]	29,700,718	4,100,000
Restricted shares issued for services		¥ 638,296		5,167,544				5,805,840		5,805,840	800,662
Restricted shares issued for services (in shares)	[1]	1,000,000
Stock issuance		¥ 5,634,560		22,540,433				28,174,993		28,174,993	3,885,509
Stock issuance (in shares)	[1]	8,827,500
Proceeds from Pre-founded warrants				3,750,282				3,750,282		3,750,282	517,188
Restricted shares issued for management		¥ 638,296	¥ 1,932,233	23,621,178				26,191,707		¥ 26,191,707	$ 3,612,002
Restricted shares issued for management (in shares)	[1]	1,000,000	3,000,000
Stock issuance for convertible notes redemption (in shares)										9,225,338	9,225,338
Net income (loss) for the period						(59,167,301)		(59,167,301)	(2,309,091)	¥ (61,476,392)	$ (8,477,982)
Foreign currency translation adjustment							23,819,712	23,819,712		23,819,712	3,284,889
Ending Balance at Jun. 30, 2023		¥ 24,912,822	¥ 4,340,731	¥ 551,118,133	¥ 4,148,929	¥ (170,440,826)	¥ 35,127,173	¥ 449,206,962	¥ (10,056,059)	¥ 439,150,903	$ 60,561,679
Ending Balance (in shares) at Jun. 30, 2023	[1]	40,528,218	7,100,000

[1]	Retrospectively restated for effect of changing in class of shares on April 5, 2021.